Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenue	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 2,188,047	$ 2,352,521	$ 2,472,386
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									341,147	328,501	348,348
Selling, general and administrative									231,397	199,412	197,407
Impairment of goodwill and other intangibles					4,200,000					4,165,400
Depreciation and amortization									694,891	687,729	679,351
Total operating expenses									1,267,435	5,381,042	1,225,106
Income (loss) from operations	233,705	220,410	227,324	239,173	(3,897,122)	284,999	290,842	292,762	920,612	(3,028,521)	1,247,280
Interest expense (income), net									938,501	890,279	944,787
Gain on early extinguishment of debt									1,030,092	7,061	(40,423)
Other income (expense), net									(2,105)	(6,201)	(2,593)
Income (loss) before income taxes									1,010,098	(3,917,940)	259,477
Provision for (benefit from) income taxes									15,986	1,513	22,971
Net income (loss)	663,803	196,605	117,412	16,292	(4,115,321)	78,967	61,236	55,665	994,112	(3,919,453)	236,506
Net income attributable to noncontrolling interest									(3,915)	(3,934)	(3,974)
Net income (loss) attributable to Intelsat, S.A.	662,820	195,622	116,429	15,326	(4,116,306)	77,982	60,220	54,717	990,197	(3,923,387)	232,532
Cumulative preferred dividends										(9,919)	(9,917)
Net income (loss) attributable to common shareholders	662,820	$ 195,622	$ 116,429	$ 15,326	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	990,197	(3,933,306)	222,615
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,952
Operating expenses:
Selling, general and administrative									7,884	7,912	7,547
Total operating expenses									7,884	7,912	7,547
Income (loss) from operations									(4,932)	(7,912)	(7,547)
Interest expense (income), net									13,596	10,723	10,153
Subsidiary income (loss)									1,008,614	(3,904,747)	250,281
Other income (expense), net									(4)		2
Income (loss) before income taxes									990,082	(3,923,382)	232,583
Provision for (benefit from) income taxes									(115)	3	53
Net income (loss)									990,197	(3,923,385)	232,530
Net income (loss) attributable to Intelsat, S.A.									990,197	(3,923,385)	232,530
Cumulative preferred dividends										(9,919)	(9,917)
Net income (loss) attributable to common shareholders										(3,933,304)	222,613
Intelsat Luxembourg [Member]
Operating expenses:
Selling, general and administrative									168	193	139
Total operating expenses									168	193	139
Income (loss) from operations									(168)	(193)	(139)
Interest expense (income), net									272,791	274,451	274,253
Gain on early extinguishment of debt										7,061
Subsidiary income (loss)									605,685	(3,614,952)	545,402
Income (loss) before income taxes									332,726	(3,882,535)	271,010
Net income (loss)									332,726	(3,882,535)	271,010
Net income (loss) attributable to Intelsat, S.A.									332,726	(3,882,535)	271,010
Net income (loss) attributable to common shareholders										(3,882,535)	271,010
Intelsat Connect Finance S.A [Member]
Operating expenses:
Selling, general and administrative									61
Total operating expenses									61
Income (loss) from operations									(61)
Interest expense (income), net									8
Gain on early extinguishment of debt	$ 679,100
Subsidiary income (loss)									597,995
Income (loss) before income taxes									597,926
Net income (loss)									597,926
Net income (loss) attributable to Intelsat, S.A.									597,926
Intelsat Jackson [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									1,999,114	2,160,235	2,281,331
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									264,587	241,603	257,999
Selling, general and administrative									140,952	126,331	132,379
Impairment of goodwill and other intangibles										4,165,400
Depreciation and amortization									676,542	654,784	644,597
Total operating expenses									1,082,081	5,188,118	1,034,975
Income (loss) from operations									917,033	(3,027,883)	1,246,356
Interest expense (income), net									661,671	613,162	660,763
Gain on early extinguishment of debt									(350,962)		(40,423)
Subsidiary income (loss)									9,869	11,983	14,729
Other income (expense), net									(5,909)	4,367	2,864
Income (loss) before income taxes									610,284	(3,624,695)	562,763
Provision for (benefit from) income taxes									12,290	(1,871)	17,361
Net income (loss)									597,994	(3,622,824)	545,402
Net income (loss) attributable to Intelsat, S.A.									597,994	(3,622,824)	545,402
Net income (loss) attributable to common shareholders										(3,622,824)	545,402
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									1,999,129	2,160,251	2,281,348
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									264,587	241,603	257,999
Selling, general and administrative									137,488	125,494	131,874
Impairment of goodwill and other intangibles										4,165,400
Depreciation and amortization									676,542	654,784	644,597
Total operating expenses									1,078,617	5,187,281	1,034,470
Income (loss) from operations									920,512	(3,027,030)	1,246,878
Interest expense (income), net									183,931	36,059	6,605
Subsidiary income (loss)									9,869	11,983	14,729
Other income (expense), net									1,812	(5,136)	2,770
Income (loss) before income taxes									748,262	(3,056,242)	1,257,772
Provision for (benefit from) income taxes									12,290	(1,885)	17,268
Net income (loss)									735,972	(3,054,357)	1,240,504
Net income (loss) attributable to Intelsat, S.A.									735,972	(3,054,357)	1,240,504
Net income (loss) attributable to common shareholders										(3,054,357)	1,240,504
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									562,372	554,831	592,317
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									452,899	449,274	491,460
Selling, general and administrative									79,083	65,143	57,493
Depreciation and amortization									18,349	32,945	34,754
Total operating expenses									550,331	547,362	583,707
Income (loss) from operations									12,041	7,469	8,610
Interest expense (income), net									(9,505)	(8,057)	(382)
Other income (expense), net									3,808	(10,568)	(5,461)
Income (loss) before income taxes									25,354	4,958	3,531
Provision for (benefit from) income taxes									3,811	3,381	5,557
Net income (loss)									21,543	1,577	(2,026)
Net income attributable to noncontrolling interest									(3,915)	(3,934)	(3,974)
Net income (loss) attributable to Intelsat, S.A.									17,628	(2,357)	(6,000)
Net income (loss) attributable to common shareholders										(2,357)	(6,000)
Consolidation and Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(2,375,520)	(2,522,796)	(2,682,610)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									(640,926)	(603,979)	(659,110)
Selling, general and administrative									(134,239)	(125,661)	(132,025)
Impairment of goodwill and other intangibles										(4,165,400)
Depreciation and amortization									(676,542)	(654,784)	(644,597)
Total operating expenses									(1,451,707)	(5,549,824)	(1,435,732)
Income (loss) from operations									(923,813)	3,027,028	(1,246,878)
Interest expense (income), net									(183,991)	(36,059)	(6,605)
Gain on early extinguishment of debt									(679,130)
Subsidiary income (loss)									(2,232,032)	7,495,733	(825,141)
Other income (expense), net									(1,812)	5,136	(2,768)
Income (loss) before income taxes									(2,294,536)	10,563,956	(2,068,182)
Provision for (benefit from) income taxes									(12,290)	1,885	(17,268)
Net income (loss)									(2,282,246)	10,562,071	(2,050,914)
Net income (loss) attributable to Intelsat, S.A.									$ (2,282,246)	10,562,071	(2,050,914)
Net income (loss) attributable to common shareholders										$ 10,562,071	$ (2,050,914)